Equity (Details)	1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Apr. 16, 2020	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2019 XUA shares	Feb. 28, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Feb. 04, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares
Equity (Details) [Line Items]
Authorized share capital								$ 386,665,000	$ 257,225,000
Non-tradable rights term				6 months	6 months
Remaining financial liabilities									3,057,000
Financial liability								$ 41,343,000	$ 10,154,000
Ordinary shares issued (in Shares) | shares								262,070
Warrants description								the Company issued, pursuant to two public offerings in the United States, an aggregate of 74,100,000 ADSs. The total gross proceeds from the offerings were approximately $832,980,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $796,437,000. As a part of one of these offerings, the Company issued 1,137,500 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses.
Net changes of translation reserve								$ 24,000
Convertible notes [Member]
Equity (Details) [Line Items]
Consideration received, net								4,276,000
Financial liability								11,609,000
Convertible notes								$ 7,333,000
Loss on conversion price												$ 2,003,000
Non-adjusting events after reporting period [member] | Convertible notes [Member]
Equity (Details) [Line Items]
Aggregate principal amount											$ 204,000
Private Placement [Member]
Equity (Details) [Line Items]
Ordinary Shares, description								Accordingly, from the consideration received, approximately $1,569,000 was attributed to the convertible notes of the first tranche, $1,902,000 was attributed to the warrants of the first tranche, and a total of approximately $805,000 was attributed to the rights with respect to the second and third tranches.
Aggregate principal amount			$ 4,276,000									$ 1,767,400
Additional debt amount			2,700,000
Gross proceeds			$ 7,000,000
Non tradable warrants to purchase description			the Company issued non-tradable warrants to purchase 62,668,850 ADSs. The warrants have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance. The total gross proceeds from the first closing were $4,276,000.
Conversion price (in Dollars per share) | $ / shares								$ 2.9
Ordinary shares issued (in Shares) | shares												609,448
ADS [Member]
Equity (Details) [Line Items]
Ordinary Shares, description		The implementation of the reverse split resulted in a reduction in the issued and outstanding Ordinary Shares, and the increase of the par value per Ordinary Share from NIS 0.10 to NIS 5.00 per Ordinary Share. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to Ordinary Shares has changed from one (1) ADS representing fifty (50) Ordinary Shares to a new ratio of one (1) ADS representing one (1) Ordinary Share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of Ordinary Shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above-mentioned reverse split.
Number of american depositary share (in Shares) | shares				1,600,000	1,600,000
Number of non-tradable warrants (in Shares) | shares				1,600,000	1,600,000
Non-tradable warrants exercise price (in Dollars per share) | $ / shares				$ 8.625
Non-tradable warrants term				5 years	5 years
Non-tradable rights to purchase shares (in Shares) | shares				1,200,000	1,200,000
Non-tradable rights exercise price (in Dollars per share) | $ / shares				$ 7.5
ADS [Member] | Non-adjusting events after reporting period [member] | Convertible notes [Member]
Equity (Details) [Line Items]
Aggregate principal amount											$ 2,305,000
Conversion price (in Dollars per share) | $ / shares											$ 1.74
Treasury Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares) | shares									10,540
Constituted issued and paid up share capital percentage									0.004%
Warrants [Member]
Equity (Details) [Line Items]
Remaining financial liabilities									$ 290,000
Warrants [Member] | ADS [Member] | Non-adjusting events after reporting period [member] | Convertible notes [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares											$ 1.914
General Meeting [Member]
Equity (Details) [Line Items]
Authorized share capital										$ 250,000,000
Share capital description	In February 2021, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 1,250,000,000, such that the authorized share capital of the Company was NIS 2,500,000,000 divided into 500,000,000 Ordinary Shares, par value NIS 5.00 each.
Ordinary shares [member]
Equity (Details) [Line Items]
Gross proceeds from offering						$ 10,560,000
Right to purchase exercised ordinary shares (in Shares) | shares				37,620		37,620
Ordinary shares [member] | Investor [Member]
Equity (Details) [Line Items]
Consideration received, net							$ 282,000
Right to purchase exercised ordinary shares (in Shares) | shares				37,620		37,620
Ordinary shares [member] | Public Offering [Member]
Equity (Details) [Line Items]
Consideration received, net | XUA					XUA 12,000,000
Attributed to warrants				$ 10,201,000		$ 10,201,000
Gross proceeds from offering				1,440,000
Net issuance consideration, total				1,224,000		1,224,000
Warrants description									the Company issued, pursuant to several public offerings in the United States, an aggregate of 163,542,447 ADSs and 430,000 pre-funded warrants (that were converted to ADSs during 2020). The total gross proceeds from the offerings were approximately $710,013,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $650,115,000. As a part of those offerings, the Company issued a total of 7,365,289 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses, see also Note 19.
Ordinary shares [member] | ADS [Member] | Public Offering [Member]
Equity (Details) [Line Items]
Attributed to warrants				1,799,000		1,799,000
Net issuance consideration, total				$ 216,000		$ 216,000